REALITY SHARES ETF TRUST

Reality Shares DIVCON Leaders Dividend ETF

Reality Shares DIVCON Dividend Defender ETF

Reality Shares DIVCON Dividend Guard ETF

(together, the “Funds”)

Supplement dated March 9, 2016

to the Prospectus (the “Prospectus”)

dated December 10, 2015

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Kenneth Han no longer serves as portfolio manager of the Funds, and Eric Ervin has been appointed portfolio manager of the Funds as his replacement. Accordingly, effective immediately, the Prospectus is supplemented as follows:

1.	The disclosure in the subsections entitled “Portfolio Managers” on pages 4, 9 and 15 are deleted in their entirety and replaced with the following:

Portfolio Manager

Eric Ervin, President of the Adviser, has managed the Fund since 2016.

2.	The disclosure in the subsection entitled “Portfolio Manager” on page 20 is deleted in its entirety and replaced with the following:

Portfolio Manager

The portfolio manager currently responsible for the day-to-day management of the Funds’ portfolios is Eric Ervin, President of the Adviser. Prior to founding the Adviser in 2013, he spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership, if any, of securities in the Funds.

Please retain this supplement for future reference.

REALITY SHARES ETF TRUST

Reality Shares DIVCON Leaders Dividend ETF

Reality Shares DIVCON Dividend Defender ETF

Reality Shares DIVCON Dividend Guard ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated March 9, 2016

to the Statement of Additional Information (the “SAI”)

dated December 10, 2015

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Kenneth Han no longer serves as portfolio manager of the Funds, and Eric Ervin has been appointed portfolio manager of the Funds as his replacement. Accordingly, effective immediately, the SAI is supplemented as follows:

The disclosure under the subsections entitled “Compensation,” “Ownership of Fund Shares” and “Other Accounts” under the heading “Portfolio Management” on page S-17 is deleted in its entirety and replaced with the following:

Compensation. The Funds’ portfolio manager receives a majority of his compensation from his direct equity ownership in Reality Shares, Inc. (“Company”) and therefore compensation is based in part on the long-term success of the Funds, other client accounts and the Company as a whole. The amount of such compensation is based on the proportionate amount of the portfolio manager’s ownership in the Company, and is paid out periodically as determined by the Company’s Board of Directors. The Funds’ portfolio manager also receives a fixed annual salary and annual bonus not based on the performance of the Funds.

Ownership of Fund Shares. The following table shows the dollar amount range of the portfolio manager’s “beneficial ownership” of shares of the Funds as of February 29, 2016. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares
Eric Ervin	$1 - $10,000 (Reality Shares DIVCON Leaders Dividend ETF) $1 - $10,000 (Reality Shares DIVCON Dividend Defender ETF) $1 - $10,000 (Reality Shares DIVCON Dividend Guard ETF)

Other Accounts. As of February 29, 2016, the portfolio manager was responsible for the day-to-day management of certain other accounts, as set forth in the table below. No such other accounts were subject to a performance fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Eric Ervin	1	$38.68	0	$0	0	$0

Please retain this supplement for future reference.